Related party transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Key management personnel compensation
Short-term employee benefits	$ 2,922,754	$ 2,577,798	$ 2,056,147
Superannuation entitlements	118,762	141,049	105,715
Share-based payments	1,377,421	1,567,629	776,254
Key management personnel compensation	$ 4,418,937	$ 4,286,476	$ 2,938,116